SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about common shares issued [Table Text Block]
	Number of shares	Amount $
Balance - December 31, 2019		79,841,286
February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
costs of issuance		(80,841)
February 27, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
costs of issuance		(427,145)
September 9, 2020	20,640	8,578
Balance - December 31, 2020	112,224,174	85,147,700

February 2, 2021	1,930,000	753,183
February 3, 2021	6,070,000	2,374,281
February 12, 2021	3,500,000	1,376,725
March 8, 2021	1,050,000	173,012
costs of issuance		(941,195)
June 21, 2021	600,000	363,600
transfer from contributed surplus		66,083
July 19, 2021	1,401,426	768,808
July 22, 2021	125,000	69,624
July 23, 2021	6,323,574	3,519,954
costs of issuance		(480,970)
October 4, 2021	75,000	51,827
December 1, 2021	1,500,000	880,538
December 21, 2021	300,000	174,060
transfer from contributed surplus		206,765
costs of issuance		(23,481)

Balance - December 31, 2021	135,099,174	94,480,512

February 28, 2022	5,650,000	2,046,620
costs of issuance		(47,036)
March 10, 2022	75,000	51,045
June 8, 2022	700,000	243,348
June 10, 2022	6,050,000	2,103,225
costs of issuance		(47,482)
August 25, 2022	85,000	39,423
September 20, 2022	85,000	38,214
transfer from contributed surplus		8,369

Balance - December 31, 2022	147,744,174	98,916,239

Disclosure of detailed information about warrants outstanding [Table Text Block]
Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)
2020-07-31	123,000	-	-	-	(123,000)	-	$0.61	24	2022-07-31	-
2020-09-18	318,000	-	-	-	(318,000)	-	$0.61	24	2022-08-26	-
2021-02-02	1,050,800	-	-	-	(1,050,800)	-	$0.75	12	2022-02-02	-
2021-02-03	1,001,000	-	-	-	(1,001,000)	-	$0.75	12	2022-02-03	-
2021-02-12	1,504,000	-	-	-	(1,504,000)	-	$0.75	12	2022-02-12	-
2021-07-19	720,513	-	-	-	(720,513)	-	$0.95	12	2022-07-19	-
2021-07-22	70,000	-	-	-	(70,000)	-	$0.95	12	2022-07-22	-
2021-07-23	3,196,928	-	-	-	(3,196,928)	-	$0.95	12	2022-07-23	-
2022-02-28	-	2,873,540	-	-	-	2,873,540	$0.75	24	2024-02-28	14
2022-06-08		350,000	-	-	-	350,000	$0.75	24	2024-06-08	18
2022-06-10	-	3,025,000	-	-	-	3,025,000	$0.75	24	2024-06-10	18
	7,984,241	6,248,540	-	-	(7,984,241)	6,248,540